Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of (Provision for) Benefit from Income Taxes

The components of the provision for income taxes are as follows:

Year ended December 31 (in thousands)	2014 EUR	2013 EUR	2012 EUR

Current tax	(130,425)	(52,753)	(79,255)
Deferred tax	53,430	44,766	74,993

Provision for income taxes	(76,995)	(7,987)	(4,262)

Reconciliation Between (Provision for) Benefit from Income Taxes

The reconciliation of the provision for income taxes is as follows:

Year ended December 31 (in thousands)	2014 EUR	%	2013 EUR	%	2012 EUR	%

Income before income taxes	1,273,635	100.0	1,023,477	100.0	1,150,578	100.0
Income tax provision based on ASML’s domestic rate	(318,409)	25.0	(255,869)	25.0	(287,644)	25.0
Effects of tax rates in foreign jurisdictions	(1,580)	0.1	23,459	(2.3)	9,786	(0.9)
Adjustments in respect of tax exempt income	23,899	(1.9)	29,430	(2.9)	23,532	(2.0)
Adjustments in respect of tax incentives	159,728	(12.5)	120,751	(11.7)	143,160	(12.4)
Adjustments in respect of prior years’ current taxes	(6,474)	0.5	5,155	(0.5)	18,275	(1.6)
Adjustments in respect of prior years’ deferred taxes	1,325	(0.1)	16,164	(1.6)	-	-
Movements in the liability for unrecognized tax benefits	(9,669)	0.8	(7,588)	0.7	95,465	(8.3)
Tax effects in respect of Cymer acquisition related items	77,909	(6.1)	67,730	(6.6)	-	-
Other credits and non-taxable items	(3,724)	0.3	(7,219)	0.7	(6,836)	0.6

Provision for income taxes	(76,995)	6.0	(7,987)	0.8	(4,262)	0.4

Income Taxes Recognized Directly in Shareholders' Equity (Including OCI)

Income taxes recognized directly in shareholders’ equity (including OCI) are as follows:

Income tax recognized in shareholders’ equity (in thousands)	2014 EUR	2013 EUR	2012 EUR
Current tax
OCI (financial instruments)	2,977	(759)	(1,066)
Tax (benefit) deficit from share-based payments	(3,972)	(3,110)	(2,116)

Total income tax recognized in shareholders’ equity	(995)	(3,869)	(3,182)

Liability for Unrecognized Tax Benefits and Deferred Tax Position Recorded on Consolidated Balance Sheets

The liability for unrecognized tax benefits and total deferred tax position recorded on the Consolidated Balance Sheets are as follows:

As of December 31 (in thousands)	2014 EUR	2013 EUR

Liability for unrecognized tax benefits	(83,738)	(74,069)
Deferred tax position	32,715	(30,176)

Total	(51,023)	(104,245)

Reconciliation of Beginning and Ending Balance of Liability for Unrecognized Tax Benefits

A reconciliation of the beginning and ending balance of the liability for unrecognized tax benefits is as follows:

As of December 31 (in thousands)	2014 EUR	2013 EUR

Balance, January 1	74,069	59,967
Gross increases – tax positions in prior period	10,185	6,045
Gross decreases – tax positions in prior period	(12,743)	(2,025)
Gross increases – tax positions in current period	12,227	6,796
Acquisitions through business combinations	-	6,514
Settlements	-	(2,964)
Lapse of statute of limitations	-	(264)

Total liability for unrecognized tax benefits	83,738	74,069

Composition of Deferred Tax Assets and Liabilities Reconciled in Consolidated Balance Sheets

The composition of total deferred tax assets and liabilities reconciled to the classification in the Consolidated Balance Sheets is as follows:

Deferred taxes (in thousands)	January 1, 2014 EUR	Consolidated Statements of Operations EUR	Effect of changes in exchange rates EUR	December 31, 2014 EUR
Deferred tax assets:
Capitalized R&D expenditures	20,888	(8,186)	1,891	14,593
R&D credits	11,242	29,496	2,623	43,361
Inventories	46,661	10,639	5,712	63,012
Deferred revenue	16,409	3,061	1,779	21,249
Accrued and other liabilities	45,460	(3,630)	5,520	47,350
Installation and warranty reserve	6,702	5,821	1,147	13,670
Tax effect carry-forward losses	67,282	(33,465)	5,289	39,106
Property, plant and equipment	11,785	(6,102)	612	6,295
Restructuring and impairment	3,361	(1,442)	364	2,283
Alternative minimum tax credits[1]	6,342	(1,467)	630	5,505
Share-based payments	16,151	(9,203)	2,417	9,365
Other temporary differences	11,661	14,099	638	26,398
Total deferred tax assets[2]	263,944	(379)	28,622	292,187

Deferred tax liabilities:
Intangible fixed assets	(261,905)	68,719	(25,955)	(219,141)
Property, plant and equipment	(17,592)	(9,232)	(2,611)	(29,435)
Borrowing costs	(1,823)	(64)	-	(1,887)
Other temporary differences	(12,800)	4,055	(264)	(9,009)
Total deferred tax liabilities	(294,120)	63,478	(28,830)	(259,472)
Net deferred tax assets (liabilities)	(30,176)	63,099	(208)	32,715

Classified as:
Deferred tax assets – current	124,431			159,460
Deferred tax assets – non-current	139,513			28,760
Deferred tax liabilities – current	(3,494)			(1,928)
Deferred tax liabilities – non-current	(290,626)			(153,577)
Net deferred tax assets (liabilities)	(30,176)			32,715

1	Alternative minimum tax credits relate to prepaid US taxes which are credited against future taxable profits after the carry-forward losses used.
2	Valuation allowances recognized in relation to deferred tax assets as of December 31, 2014 amounted to EUR 25.4 million (2013: EUR 25.0 million)

Deferred taxes (in thousands)	January 1, 2013 EUR	Acquisitions through business combinations EUR	Consolidated Statements of Operations EUR	Effect of changes in exchange rates EUR	December 31, 2013 EUR

Deferred tax assets:
Capitalized R&D expenditures	27,403	-	5,882	(1,155)	32,130
Inventories	28,167	10,258	9,269	(1,033)	46,661
Deferred revenue	20,572	41,679	(43,035)	(2,807)	16,409
Accrued and other liabilities	21,528	7,148	17,960	(1,176)	45,460
Installation and warranty reserve	7,151	-	(174)	(275)	6,702
Tax effect carry-forward losses	5,557	754	61,551	(580)	67,282
Property, plant and equipment	7,798	4,140	325	(478)	11,785
Restructuring and impairment	4,336	-	(791)	(184)	3,361
Alternative minimum tax credits[1]	5,227	-	1,349	(234)	6,342
Share-based payments	1,433	9,365	5,939	(586)	16,151
Other temporary differences	13,966	16,701	(14,487)	(4,519)	11,661

Total deferred tax assets [2]	143,138	90,045	43,788	(13,027)	263,944

Deferred tax liabilities:
Intangible fixed assets	-	(286,337)	8,730	15,702	(261,905)
Property, plant and equipment	(25,890)	(4,786)	12,517	567	(17,592)
Borrowing costs	(1,958)	-	135	-	(1,823)
Other temporary differences	(763)	(303)	(12,086)	352	(12,800)

Total deferred tax liabilities	(28,611)	(291,426)	9,296	16,621	(294,120)

Net deferred tax assets (liabilities)	114,527	(201,381)	53,084	3,594	(30,176)

Classified as:
Deferred tax assets – current	103,695				124,431
Deferred tax assets – non-current	39,443				139,513
Deferred tax liabilities – current	(271)				(3,494)
Deferred tax liabilities – non-current	(28,340)				(290,626)

Net deferred tax assets (liabilities)	114,527				(30,176)

1	Alternative minimum tax credits relate to prepaid US taxes which are credited against future taxable profits after the carry-forward losses used.
2	Valuation allowances recognized in relation to deferred tax assets as of December 31, 2013 amounted to EUR 25.0 million (2012: EUR 30.5 million)